Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING
Profit (loss) from continuing operations before income taxes	$ 33,249	$ (180,863)
Profit (loss) from discontinued operations before income taxes	(4,158)	(15,034)
Profit (loss) before income taxes	29,091	(195,897)
Items not affecting cash
Amortization of intangible assets	8,618	14,463
Depreciation of property, plant and equipment	4,453	6,630
Share-based compensation expense	4,122	8,784
Financing charges, non-cash portion	16,576	11,130
Unrealized (gain) loss in fair value of derivative instruments and other	7,619	176,536
Gain from Recapitalization transaction, net	(76,972)
Net change in working capital balances	36,123	87,198
Adjustment for discontinued operations	931	(34,967)
Income taxes paid	(7,763)	(6,100)
Cash inflow from operating activities	22,798	67,777
INVESTING
Purchase of property and equipment	(44)	(624)
Purchase of intangible assets	(4,629)	(5,577)
Payments for previously acquired business		(12,013)
Cash outflow from investing activities	(4,673)	(18,214)
FINANCING
Dividends/distributions paid		(25,335)
Repayment of long-term debt	(3,252)	(2,203)
Leased asset payments	(2,085)	(2,989)
Debt issuance costs	(6,625)	83
Share swap payout	(21,488)
Credit facility withdrawal (repayment)	(30,093)	1,239
Proceeds from issuance of common stock, net	100,969
Cash inflow (outflow) from financing activities	37,426	(29,205)
Effect of foreign currency translation on cash balances	(3,679)	(204)
Net cash inflow	51,872	20,154
Cash and cash equivalents, beginning of period	26,093	9,927
Cash and cash equivalents, end of period	77,965	30,081
Supplemental cash flow information:
Interest paid	$ 43,880	$ 41,706